Performance Management	Apr. 28, 2025
Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 8.86% Q2 2020 Worst Quarter: (12.37%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	4.03%	2.52%	3.63%
After taxes on distributions	2.54%	1.09%	2.14%
After taxes on distributions and sale of shares	2.81%	1.59%	2.40%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target Payout Composite Index(1)	3.72%	3.47%	4.79%

(1)
The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net),10% FTSE EPRA/NAREIT Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Treasury Long Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills: 1-3 Months Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills: 1-3 Months Index. Prior to April 1,

2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 8.64% Q4 2023 Worst Quarter: (7.69%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	4.05%	2.07%	3.09%
After taxes on distributions	2.56%	0.63%	1.75%
After taxes on distributions and sale of shares	2.82%	1.22%	1.99%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Flexible Payout Composite Index(1)	3.72%	2.75%	3.95%

(1)
The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA/NAREIT Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Treasury Long Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Aggregate Intermediate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1,

2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
On September 12, 2022, the fund’s investment strategy changed. The performance history of the fund prior to that date is attributable to the former investment strategy.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 7.80% Q4 2023 Worst Quarter: (6.46%) Q3 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.46%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	3.97%	1.42%	2.43%
After taxes on distributions	2.20%	0.13%	1.15%
After taxes on distributions and sale of shares	2.61%	0.67%	1.43%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Income Payout Composite Index(1)	3.64%	1.78%	2.96%

(1)
The Income Payout Composite Index is a custom blended index developed by Charles Schwab Investment Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11% Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA/NAREIT Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Treasury Long Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Aggregate Intermediate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus